Expense Example {- Franklin Mutual Global Discovery Fund} - Franklin Mutual Series Funds-32 - Franklin Mutual Global Discovery Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 671
3 years	930
5 years	1,208
10 years	1,999
Class C
Expense Example:
1 year	304
3 years	633
5 years	1,087
10 years	2,347
Class R
Expense Example:
1 year	154
3 years	479
5 years	828
10 years	1,812
Class R6
Expense Example:
1 year	92
3 years	289
5 years	503
10 years	1,119
Class Z
Expense Example:
1 year	103
3 years	324
5 years	562
10 years	$ 1,247